Going Concern and Financial Condition (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Going Concern and Financial Condition
Cash	$ 1.8	$ 3.5
Working capital	5.0	2.7
Accumulated deficit	(75.2)
Cash provided by operating activities	(1.7)	$ (4.1)
Net loss	(2.4)
Legacy business revenue	$ 57.1